Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Scedhule of Translation of Foreign Currencies Exchange Rates	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of June 30,	As of September 30,
	2025	2024

Period-end RM: US$1 exchange rate	4.2125	4.1220

	For the nine months ended June 30,
	2025	2024
Period-average RM: US$1 exchange rate	4.3842	4.7175
Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of and for the years ended September 30,
	2024	2023

Year-end RM: US$1 exchange rate	4.1220	4.6920
Year-average RM: US$1 exchange rate	4.6498	4.5317